Property and Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 USD ($)
Property, Plant and Equipment
Depreciation expense	¥ 156,683	¥ 158,082	¥ 155,968
Deferred tax liability	¥ 180,769	¥ 182,602			$ 24,765
New office premises
Property, Plant and Equipment
Total cash consideration				¥ 2,200,000
Deferred tax liability				¥ 196,200